Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.080%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,396,069.30

Principal:
Principal Collections	$22,796,617.01
Prepayments in Full	$9,594,339.44
Liquidation Proceeds	$363,377.70
Recoveries	$2,056.25
Sub Total	$32,756,390.40
Collections	$35,152,459.70

Purchase Amounts:
Purchase Amounts Related to Principal	$26,788.41
Purchase Amounts Related to Interest	$125.80
Sub Total	$26,914.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,179,373.91

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,179,373.91
Servicing Fee	$847,090.12	$847,090.12	$0.00	$0.00	$34,332,283.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,332,283.79
Interest - Class A-2a Notes	$183,691.36	$183,691.36	$0.00	$0.00	$34,148,592.43
Interest - Class A-2b Notes	$115,460.60	$115,460.60	$0.00	$0.00	$34,033,131.83
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$33,609,748.50
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$33,457,140.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,457,140.50
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$33,396,229.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,396,229.25
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$33,349,256.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,349,256.25
Regular Principal Payment	$29,828,948.33	$29,828,948.33	$0.00	$0.00	$3,520,307.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,520,307.92
Residual Released to Depositor	$0.00	$3,520,307.92	$0.00	$0.00	$0.00
Total		$35,179,373.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,828,948.33
Total					$29,828,948.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,824,773.56	$64.82	$183,691.36	$0.67	$18,008,464.92	$65.49
Class A-2b Notes	$12,004,174.77	$64.82	$115,460.60	$0.62	$12,119,635.37	$65.44
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$29,828,948.33	$22.65	$983,027.54	$0.75	$30,811,975.87	$23.40

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$204,101,509.53	0.7421873	$186,276,735.97	0.6773699
Class A-2b Notes	$137,453,089.32	0.7421873	$125,448,914.55	0.6773699
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$909,884,598.85	0.6909659	$880,055,650.52	0.6683138

Pool Information
Weighted Average APR	2.933%	2.925%
Weighted Average Remaining Term	48.14	47.27
Number of Receivables Outstanding	47,457	46,739
Pool Balance	$1,016,508,147.02	$983,361,115.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$944,367,212.13	$914,041,058.32
Pool Factor	0.7157004	0.6923623

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$14,750,416.73
Yield Supplement Overcollateralization Amount	$69,320,057.22
Targeted Overcollateralization Amount	$103,305,465.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,305,465.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$365,908.92
(Recoveries)		23	$2,056.25
Net Loss for Current Collection Period			$363,852.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4295%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4481%
Second Prior Collection Period			0.6880%
Prior Collection Period			0.5920%
Current Collection Period			0.4367%
Four Month Average (Current and Prior Three Collection Periods)			0.5412%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		997	$3,528,362.74
(Cumulative Recoveries)			$136,599.33
Cumulative Net Loss for All Collection Periods			$3,391,763.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2388%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,538.98
Average Net Loss for Receivables that have experienced a Realized Loss			$3,401.97

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	423	$10,150,176.00
61-90 Days Delinquent	0.15%	55	$1,473,320.23
91-120 Days Delinquent	0.03%	12	$273,666.08
Over 120 Days Delinquent	0.05%	18	$529,277.99
Total Delinquent Receivables	1.26%	508	$12,426,440.30

Repossession Inventory:
Repossessed in the Current Collection Period		43	$1,247,560.05
Total Repossessed Inventory		73	$2,121,143.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1825%
Prior Collection Period			0.2065%
Current Collection Period			0.1819%
Three Month Average			0.1903%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2315%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer